Filed pursuant to Rule 497(e) under the

Securities Act of 1933, as amended

Securities Act File No. 333-141120

GOTHAM enhanced S&P 500 Index FUND

(THE “FUND”)

Institutional Class Shares

OF

FUNDVANTAGE TRUST

(THE “TRUST”)

Supplement dated July 15, 2019 to the Fund’s Prospectus dated February 1, 2019, as may be amended or supplemented from time to time.

Reduction of Minimum Initial Investment to $5,000 and Reduction of Minimum for Each Subsequent Investment to $100

The minimum initial investment for the Fund has been reduced to $5,000 and the minimum for each subsequent investment has been reduced to $100, effective July 15, 2019. All references in the Prospectus to the former minimum initial investment and subsequent investment are hereby changed accordingly.

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For more information about the Fund’s investment goals, strategies, and risks, see the Prospectus and Statement of Additional Information (“SAI”). The Prospectus and SAI, are available, free of charge, by calling (877) 974-6852 and on the Fund’s website at www.GothamFunds.com.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE